Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15 Commitments and Contingencies

Lease Commitments

The Company entered into leases for production plant in the PRC and director’s quarters. Please refer to Note 7 for details.

Contingencies

There were no contingencies identified for the years ended December 31, 2025 and 2024.